DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of the Classification of Derivative Assets and Liabilities within the Consolidated Balance Sheets
The following table presents the classification of derivative assets and liabilities within the Consolidated Balance Sheets as of December 31, 2017 and 2016:

December 31,	2017		2016
	Assets (1)	Liabilities (1)	Assets (1)	Liabilities (1)
Derivatives designated as cash flow hedging instruments:
Foreign exchange contracts	$423	$1,427	$2,229	$809

Derivatives designated as fair value hedging instruments:
Interest rate swap agreements	—	1,897	1,768	—

Derivatives not designated as hedging instruments:
Commodities futures and options (2)	390	3,054	2,348	10,000
Deferred compensation derivatives	1,581	—	717	—
Foreign exchange contracts	31	—	—	16
	2,002	3,054	3,065	10,016
Total	$2,425	$6,378	$7,062	$10,825

(1)
Derivatives assets are classified on our balance sheet within prepaid expenses and other as well as other assets. Derivative liabilities are classified on our balance sheet within accrued liabilities and other long-term liabilities.

(2)
As of December 31, 2017, amounts reflected on a net basis in liabilities were assets of $48,505 and liabilities of $50,179, which are associated with cash transfers receivable or payable on commodities futures contracts reflecting the change in quoted market prices on the last trading day for the period. The comparable amounts reflected on a net basis in liabilities at December 31, 2016 were assets of $140,885 and liabilities of $150,872. At December 31, 2017 and 2016, the remaining amount reflected in assets and liabilities related to the fair value of other non-exchange traded derivative instruments, respectively.

Schedule of the Effect of Derivative Instruments on the Consolidated Statements of Income
The effect of derivative instruments on the Consolidated Statements of Income for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Non-designated Hedges		Cash Flow Hedges

	Gains (losses) recognized in income (a)		Gains (losses) recognized in other comprehensive income (“OCI”) (effective portion)		Gains (losses) reclassified from accumulated OCI into income (effective portion) (b)

	2017	2016	2017	2016	2017	2016
Commodities futures and options	$(55,734)	$(171,753)	$—	$—	$(1,774)	$30,783
Foreign exchange contracts	(23)	(46)	(4,931)	(5,485)	(3,180)	(5,625)
Interest rate swap agreements	—	—	—	(47,223)	(9,480)	(8,676)
Deferred compensation derivatives	4,497	2,203	—	—	—	—
Total	$(51,260)	$(169,596)	$(4,931)	$(52,708)	$(14,434)	$16,482

(a)
Gains (losses) recognized in income for non-designated commodities futures and options contracts were included in cost of sales. Gains (losses) recognized in income for non-designated foreign currency forward exchange contracts and deferred compensation derivatives were included in selling, marketing and administrative expenses.

(b)
Gains (losses) reclassified from AOCI into income were included in cost of sales for commodities futures and options contracts and for foreign currency forward exchange contracts designated as hedges of purchases of inventory or other productive assets. Other gains (losses) for foreign currency forward exchange contracts were included in selling, marketing and administrative expenses. Losses reclassified from AOCI into income for interest rate swap agreements were included in interest expense.